Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone: 763-765-2913
Telefax: 763-765-6355
stewart.gregg@allianzlife.com
www.allianzlife.com

August 1, 2012

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549

Re:         Allianz Life Insurance Company of North America
Allianz Life Variable Account B

Dear Sir/Madam:

Enclosed for filing please find an initial Registration Statement on Form N-4 which is filed pursuant to the Securities Act of 1933 ("1933 Act") and as amendment No. 346 pursuant to the Investment Company Act of 1940 ("1940 Act"). The purpose of this filing is to register a variable annuity contract and associated riders under the 1933 Act. The separate account is already registered under the 1940 Act (File No. 811-05618).

In accordance with Rule 461 under the 1933 Act, the Registrant and Allianz Life Financial Services, LLC, the Registrant's principal underwriter, hereby reserve the ability to orally request acceleration of the effective date of the Registration Statement. The Registrant and Allianz Life Financial Services, LLC are aware of their respective obligations under the 1933 Act.

Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years. Any disclosures and exhibits not filed herewith will be filed by a pre-effective amendment.

The Registrant recognizes that it is responsible for the adequacy and accuracy of disclosures in its Registration Statement. The staff's review and changes to the Registration Statement based on staff comments do not bar the Commission from taking future action with respect to the filing. In addition, the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing. The Registrant may not use this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.

Sincerely,

Allianz Life Insurance Company of North America

By:  /s/ Stewart D. Gregg

            Stewart D. Gregg